Commitments and Contingencies (Details) $ in Millions	6 Months Ended
Jan. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Contributed to plan	$ 0.1
Purchase commitment	27.0
ID Experts Holdings, Inc. and Subsidiary [Member]
Commitments and Contingencies Disclosure [Line Items]
Accrual of sales and use taxes	$ 1.5